Note 10 - Stockholders' Equity (Deficit) - Restricted Stock Units Award Activity (Details) - Restricted Stock Units (RSUs) [Member] - $ / shares	9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Awards outstanding, Shares (in shares)	294,066	509	509
Awards outstanding, Weighted grant date fair value (in dollars per share)	$ 17.34	$ 2,377.80	$ 2,377.80
Awards outstanding, Weighted average remaining contractual term (Year)	2 years		3 years 36 days	2 years 317 days
Awarded, Shares (in shares)	764,151		297,753
Awarded, Weighted grant date fair value (in dollars per share)	$ 1.24	$ 15.80	$ 15	$ 1,144.10
Released, Shares (in shares)	(96,444)		(128)
Released, Weighted grant date fair value (in dollars per share)	$ 17.86		$ 2,739.70
Forfeited, Shares (in shares)	(20,205)		(4,068)
Forfeited, Weighted grant date fair value (in dollars per share)	$ 20.46		$ 59.70
Awards outstanding, Shares (in shares)	941,568		294,066	509
Awards outstanding, Weighted grant date fair value (in dollars per share)	$ 4.15		$ 17.34	$ 2,377.80